USAA TAX EXEMPT LONG-TERM FUND

    Class Z (UZTLX)

USAA TAX EXEMPT SHORT-TERM FUND

   Class Z (UZTSX)

Supplement dated March 4, 2021

to the Prospectus dated February 5, 2021, as Supplemented

Class Z shares are not being offered currently for the USAA Tax Exempt Long-Term Fund or the USAA Tax Exempt Short-Term Fund.

If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logo are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

TEF-STATPRO-SUP2(0321)

USAA TAX EXEMPT LONG-TERM FUND

   Class Z (UZTLX)

USAA TAX EXEMPT SHORT-TERM FUND

   Class Z (UZTSX)

Supplement dated March 4, 2021

to the Statement of Additional Information dated February 5, 2021, as Supplemented

Class Z shares are not being offered currently for the USAA Tax Exempt Long-Term Fund or the USAA Tax Exempt Short-Term Fund.

If you wish to obtain more information, please call the USAA Mutual Funds at (800) 235-8396.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Capital means Victory Capital Management Inc., the investment adviser of the USAA Mutual Funds. USAA Mutual Funds are distributed by Victory Capital Services, Inc., member FINRA, an affiliate of Victory Capital. Victory Capital and its affiliates are not affiliated with United Services Automobile Association or its affiliates. USAA and the USAA logo are registered trademarks and the USAA Mutual Funds and USAA Investments logos are trademarks of United Services Automobile Association and are being used by Victory Capital and its affiliates under license.

TEFZ-SAI-SUP2(0321)